Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000005486
Shareholder Report [Line Items]
Fund Name	Retirement 2010 Fund
Class Name	Investor Class
Trading Symbol	TRRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2010 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2010 Fund - Investor Class	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,343	10,232	10,272
2016	10,223	9,908	10,167
2017	10,659	10,008	10,513
2017	10,944	10,158	10,743
2017	11,183	10,283	10,924
2017	11,450	10,227	11,207
2018	11,511	10,059	11,228
2018	11,517	10,120	11,287
2018	11,731	10,175	11,512
2018	11,391	10,089	11,206
2019	11,743	10,378	11,476
2019	11,873	10,768	11,591
2019	12,332	11,210	12,021
2019	12,674	11,178	12,348
2020	12,579	11,590	12,251
2020	12,565	11,781	12,394
2020	13,567	11,936	13,121
2020	14,068	11,992	13,495
2021	14,602	11,750	13,750
2021	15,240	11,734	14,208
2021	15,649	11,925	14,547
2021	15,452	11,854	14,431
2022	14,974	11,440	14,067
2022	14,204	10,769	13,427
2022	13,702	10,552	13,054
2022	13,837	10,332	13,165
2023	13,839	10,328	13,245
2023	14,059	10,538	13,488
2023	14,490	10,426	13,743
2023	14,620	10,454	13,853
2024	15,475	10,671	14,490
2024	15,819	10,676	14,729
2024	16,519	11,187	15,424
2024	16,863	11,173	15,599
2025	16,913	11,291	15,738
2025	17,032	11,258	15,920
2025	17,815	11,538	16,608
2025	18,358	11,809	17,114
2026	19,047	11,998	17,650
2026	19,450	11,836	17,969

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement 2010 Fund (Investor Class)	14.20%	5.00%	6.88%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
S&P Target Date 2010 Index (Strategy Benchmark)	12.87	4.81	6.04

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 3,375,486,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 13,603,000
InvestmentCompanyPortfolioTurnover	21.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$3,375,486 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Bond Funds	38.6%
Domestic Equity Funds	33.3
International Bond Funds	14.8
International Equity Funds	11.8
Short-Term and Other	1.5

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Limited Duration Inflation Focused Bond Fund	16.7%
T. Rowe Price New Income Fund	16.0
T. Rowe Price Growth Stock Fund	7.1
T. Rowe Price Value Fund	6.8
T. Rowe Price International Bond Fund (USD Hedged)	6.1
T. Rowe Price Hedged Equity Fund	4.4
T. Rowe Price U.S. Large-Cap Core Fund	3.8
T. Rowe Price Dynamic Global Bond Fund	3.7
T. Rowe Price Equity Index 500 Fund	3.7
T. Rowe Price Emerging Markets Bond Fund	3.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005487
Shareholder Report [Line Items]
Fund Name	Retirement 2010 Fund
Class Name	Advisor Class
Trading Symbol	PARAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2010 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2010 Fund - Advisor Class	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,333	10,232	10,272
2016	10,207	9,908	10,167
2017	10,632	10,008	10,513
2017	10,913	10,158	10,743
2017	11,139	10,283	10,924
2017	11,402	10,227	11,207
2018	11,456	10,059	11,228
2018	11,456	10,120	11,287
2018	11,664	10,175	11,512
2018	11,317	10,089	11,206
2019	11,661	10,378	11,476
2019	11,784	10,768	11,591
2019	12,234	11,210	12,021
2019	12,562	11,178	12,348
2020	12,461	11,590	12,251
2020	12,433	11,781	12,394
2020	13,423	11,936	13,121
2020	13,907	11,992	13,495
2021	14,423	11,750	13,750
2021	15,049	11,734	14,208
2021	15,440	11,925	14,547
2021	15,237	11,854	14,431
2022	14,759	11,440	14,067
2022	13,987	10,769	13,427
2022	13,489	10,552	13,054
2022	13,614	10,332	13,165
2023	13,607	10,328	13,245
2023	13,815	10,538	13,488
2023	14,221	10,426	13,743
2023	14,340	10,454	13,853
2024	15,174	10,671	14,490
2024	15,504	10,676	14,729
2024	16,173	11,187	15,424
2024	16,503	11,173	15,599
2025	16,555	11,291	15,738
2025	16,651	11,258	15,920
2025	17,401	11,538	16,608
2025	17,925	11,809	17,114
2026	18,586	11,998	17,650
2026	18,970	11,836	17,969

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement 2010 Fund (Advisor Class)	13.93%	4.74%	6.61%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
S&P Target Date 2010 Index (Strategy Benchmark)	12.87	4.81	6.04

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 3,375,486,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 13,603,000
InvestmentCompanyPortfolioTurnover	21.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$3,375,486 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Bond Funds	38.6%
Domestic Equity Funds	33.3
International Bond Funds	14.8
International Equity Funds	11.8
Short-Term and Other	1.5

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Limited Duration Inflation Focused Bond Fund	16.7%
T. Rowe Price New Income Fund	16.0
T. Rowe Price Growth Stock Fund	7.1
T. Rowe Price Value Fund	6.8
T. Rowe Price International Bond Fund (USD Hedged)	6.1
T. Rowe Price Hedged Equity Fund	4.4
T. Rowe Price U.S. Large-Cap Core Fund	3.8
T. Rowe Price Dynamic Global Bond Fund	3.7
T. Rowe Price Equity Index 500 Fund	3.7
T. Rowe Price Emerging Markets Bond Fund	3.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005488
Shareholder Report [Line Items]
Fund Name	Retirement 2010 Fund
Class Name	R Class
Trading Symbol	RRTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2010 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2010 Fund - R Class	$106	0.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	R Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,329	10,232	10,272
2016	10,191	9,908	10,167
2017	10,612	10,008	10,513
2017	10,888	10,158	10,743
2017	11,103	10,283	10,924
2017	11,361	10,227	11,207
2018	11,402	10,059	11,228
2018	11,396	10,120	11,287
2018	11,598	10,175	11,512
2018	11,244	10,089	11,206
2019	11,573	10,378	11,476
2019	11,689	10,768	11,591
2019	12,132	11,210	12,021
2019	12,453	11,178	12,348
2020	12,339	11,590	12,251
2020	12,311	11,781	12,394
2020	13,283	11,936	13,121
2020	13,752	11,992	13,495
2021	14,251	11,750	13,750
2021	14,859	11,734	14,208
2021	15,240	11,925	14,547
2021	15,030	11,854	14,431
2022	14,546	11,440	14,067
2022	13,778	10,769	13,427
2022	13,274	10,552	13,054
2022	13,389	10,332	13,165
2023	13,371	10,328	13,245
2023	13,577	10,538	13,488
2023	13,961	10,426	13,743
2023	14,078	10,454	13,853
2024	14,880	10,671	14,490
2024	15,196	10,676	14,729
2024	15,850	11,187	15,424
2024	16,156	11,173	15,599
2025	16,195	11,291	15,738
2025	16,280	11,258	15,920
2025	17,000	11,538	16,608
2025	17,497	11,809	17,114
2026	18,140	11,998	17,650
2026	18,497	11,836	17,969

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement 2010 Fund (R Class)	13.62%	4.48%	6.34%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
S&P Target Date 2010 Index (Strategy Benchmark)	12.87	4.81	6.04

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 3,375,486,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 13,603,000
InvestmentCompanyPortfolioTurnover	21.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$3,375,486 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Bond Funds	38.6%
Domestic Equity Funds	33.3
International Bond Funds	14.8
International Equity Funds	11.8
Short-Term and Other	1.5

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Limited Duration Inflation Focused Bond Fund	16.7%
T. Rowe Price New Income Fund	16.0
T. Rowe Price Growth Stock Fund	7.1
T. Rowe Price Value Fund	6.8
T. Rowe Price International Bond Fund (USD Hedged)	6.1
T. Rowe Price Hedged Equity Fund	4.4
T. Rowe Price U.S. Large-Cap Core Fund	3.8
T. Rowe Price Dynamic Global Bond Fund	3.7
T. Rowe Price Equity Index 500 Fund	3.7
T. Rowe Price Emerging Markets Bond Fund	3.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000244819
Shareholder Report [Line Items]
Fund Name	Retirement 2010 Fund
Class Name	I Class
Trading Symbol	TRPUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2010 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2010 Fund - I Class	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
11/13/23	500,000	500,000	500,000
11/30/23	514,075	512,174	513,650
2/29/24	544,623	522,826	537,249
5/31/24	557,110	523,046	546,132
8/31/24	581,715	548,095	571,903
11/30/24	594,201	547,386	578,397
2/28/25	596,599	553,193	583,525
5/31/25	600,816	551,599	590,292
8/31/25	628,422	565,284	615,776
11/30/25	647,977	578,594	634,562
2/28/26	672,630	587,826	654,434
5/31/26	687,270	579,914	666,263

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception 11/13/23
Retirement 2010 Fund (I Class)	14.39%	13.31%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	6.00
S&P Target Date 2010 Index (Strategy Benchmark)	12.87	11.93

Performance Inception Date	Nov. 13, 2023
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 3,375,486,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 13,603,000
InvestmentCompanyPortfolioTurnover	21.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$3,375,486 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Bond Funds	38.6%
Domestic Equity Funds	33.3
International Bond Funds	14.8
International Equity Funds	11.8
Short-Term and Other	1.5

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Limited Duration Inflation Focused Bond Fund	16.7%
T. Rowe Price New Income Fund	16.0
T. Rowe Price Growth Stock Fund	7.1
T. Rowe Price Value Fund	6.8
T. Rowe Price International Bond Fund (USD Hedged)	6.1
T. Rowe Price Hedged Equity Fund	4.4
T. Rowe Price U.S. Large-Cap Core Fund	3.8
T. Rowe Price Dynamic Global Bond Fund	3.7
T. Rowe Price Equity Index 500 Fund	3.7
T. Rowe Price Emerging Markets Bond Fund	3.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless